Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 12, 2022 $ / shares shares	Dec. 31, 2022	Dec. 31, 2024 USD ($) Businessday $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 21, 2021 $ / shares
Property Plant And Equipment [Line Items]
Date of incorporation			Nov. 23, 2020
Common Stock, Shares, Issued | shares			62,511,104	61,719,443
Cash consideration			$ 0	$ 0	$ 424,722
Stockholders' equity, reverse stock split	1-for-12
Stock issued during period, shares, reverse stock splits | shares	0
Common stock, par value | $ / shares	$ 0.012		$ 0.012	$ 0.012
Expense Incremental Costs Incurred			1 year
Number of business days | Businessday			5
Lessee, option to extend			the lease term for an additional five years.
Lessee, option to terminate			Certain leases also include the option to terminate the lease within one year.
Expected life of the intangible asset			3 years	3 years 4 months 24 days
Business combination, acquisition related cost			$ 0
Business acquisition payments related to contingent consideration description			Payments related to contingent consideration made on or within three months of the business combination date is viewed as an extension of the business combination, and such payments are classified as investing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date to settle the contingent consideration liability recognized at fair value as of the acquisition date (including measurement-period adjustments) less payments made on or within three months of the business combination date are classified as financing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date that exceed those classified as financing activities are classified as operating activities in the Consolidated Statements of Cash Flows. There were no business combinations for the year end December 31, 2024. Refer to Note 12 for prior year business combinations.
Contractual agreement description			The Company does not contract directly with consumers within our Merchant Solutions segment; as such, our contracts in this segment are all written contractual agreements primarily in two main categories. The first category includes contracts with our sponsor banks and processing partners, which are typically long-term contractual relationships with durations of 5 years, but continuing in effect with automatic renewals of one year or longer. These agreements usually have termination clauses requiring written notice and 90 to 180-day notice periods. The second category is our contracts with merchants. The contracts with merchants are tri-party agreements, usually between the Company, the merchants and sponsor banks with durations of three years followed by annual auto-renewals at the end of the terms. Termination clauses generally require 30 days written notice and can be terminated without significant penalty. While the duration of contacts may differ, the primary source of revenue is consistent across segments and consumer base.
Consumer Contractual Agreements Description			The Company’s consumer facing contracts have online terms and conditions that the consumers agree on as terms of business; these are typically open ended and can be terminated without penalty by either party. Therefore, these contracts are essentially defined at the transaction level and there is no commitment to provide further services beyond the services already provided. Our merchant contracts in the Digital Wallets segment are formal written contractual agreements with merchants who accept our services on their platforms. These contracts are longer-term relationships structured as open-ended contracts and are typically cancellable by either party with 30 to 60-day written notice without significant penalty.
Finite-Lived Intangible Asset, Useful Life			3 years	3 years 4 months 24 days
Deferred equity costs			$ 0
Defined contribution plans			6,079	$ 5,582	5,654
Advertising expense			$ 38,526	38,833	35,280
Income tax examination, likelihood of unfavorable settlement			The income tax effects from an uncertain tax position are recognized when it is more likely than not that the position will be sustained based on its technical merits and consideration of the tax authorities widely understood administrative practices and precedents. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement.
Transfers Between Fair Value Hierarchy Levels			$ 0	$ 0
Common stock, per share | $ / shares						$ 138
Warrants outstanding | shares			53,900,329	53,900,329
Share-based compensation description			These awards are subject to a service condition or a performance condition. The awards with a service condition vest ratably over three years and the share-based compensation expense is recognized over this requisite service period using the straight-line method. The awards with a performance condition vest at the end of one- or three-years and the number of stock units that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. Share-based compensation expense for these awards are recognized over the requisite service period and as the performance targets are considered probable of being achieved.
Options contractual term			10 years
Options vesting period, description			vest annually in equal increments over three years
Paysafe Limited [Member]
Property Plant And Equipment [Line Items]
Cash consideration			$ 2,448,799
Business acquisition equity instrument consideration, shares issued | shares			333,419,924
Common unit, issued | shares			190,292,458
Paysafe Limited [Member] | Private Warrants [Member]
Property Plant And Equipment [Line Items]
Warrants outstanding | shares			5,000,000
Paysafe Limited [Member] | Public Warrants [Member]
Property Plant And Equipment [Line Items]
Warrants outstanding | shares			48,901,025
Paysafe Bermuda Holdings L L C [Member]
Property Plant And Equipment [Line Items]
Common unit, issued | shares			20,893,780
PIPE Investment [Member]
Property Plant And Equipment [Line Items]
Common Stock, Shares, Issued | shares			200,000,000
Shares Issued Price Per Share | $ / shares			$ 10
Proceeds from issuance of common stock			$ 2,000,000
Incremental costs			$ 151,722
Skrill USA
Property Plant And Equipment [Line Items]
Percentage of equity interest acquired in Skrill USA			100.00%
Software Development Cost
Property Plant And Equipment [Line Items]
Expected life of the intangible asset			3 years
Research and Development Expense			$ 7,267	$ 7,278	7,377
Finite-Lived Intangible Asset, Useful Life			3 years
SafetyPay [Member]
Property Plant And Equipment [Line Items]
Business combination, acquisition related cost					$ 13,863
Paysafe Bermuda Holdings L L C [Member]
Property Plant And Equipment [Line Items]
Number of Shares Issued in Transaction | shares			20,893,780
Percentages of share cancelled		100.00%
Minimum
Property Plant And Equipment [Line Items]
Remaining lease terms			1 year
Maximum
Property Plant And Equipment [Line Items]
Remaining lease terms			10 years
Maximum | Software Development Cost
Property Plant And Equipment [Line Items]
Expected life of the intangible asset			10 years
Finite-Lived Intangible Asset, Useful Life			10 years